Operating Lease Liabilities	6 Months Ended
Sep. 30, 2024
Operating Lease Liabilities [Abstract]
OPERATING LEASE LIABILITIES

Note 16 — OPERATING LEASE LIABILITIES

The Company entered into various non-cancellable operating lease agreements for certain leasehold properties. The Company determine if an arrangement is a lease, or contains a lease, at inception and record the lease in the financial statements upon lease commencement, which is the date when the underlying asset is made available for use by the lessor. The lease terms may include one or more options to extend the lease terms, for periods from one to three years, when it is reasonably certain that the Company will exercise that option.

As of September 30, 2024, the options to extend the leases were recognized as ROU assets — operating leases and operating lease liabilities on the consolidated balance sheets. The Company has elected not to present short-term leases on the consolidated balance sheets as these leases have a lease term of 12 months or less at lease inception.

Future operating lease payments, excluding short-term leases, as of September 30, 2024, are detailed as follows:

Operating leases	S$	US$
2025	1,557,748	1,214,050
2026	1,529,410	1,191,965
2027	1,037,693	808,739
2028	920,479	717,387
2029	411,774	320,921
Thereafter	701,478	546,706
Total future lease payment	6,158,582	4,799,768
Less: Imputed interest	(890,212)	(693,798)
Present value of operating lease liabilities	5,268,370	4,105,970
Less: Current portion	(1,250,366)	(974,488)
Long-term portion of lease liabilities	4,018,004	3,131,482

The following table shows the weighted-average lease terms and discount rates for operating leases:

2024
Weighted average remaining lease term (Years)
Operating leases	4

Weighted average discount rate (%)
Operating leases	6%